Share capital	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	June 30, 2024	December 31, 2023
	£	£
Issued and fully paid share capital
127,017,710 (2023: 125,702,396) Ordinary shares of £0.0005 each	63,509	62,851
	63,509	62,851

Shares authorised and issued (number)

	December 31, 2023	Exercise of share-based payment awards	June 30, 2024
Ordinary shares	125,702,396	1,315,314	127,017,710
	125,702,396	1,315,314	127,017,710

A total of 1,315,314 shares were issued upon the exercise of share-based payment awards during the six months ended June 30, 2024; see note 21 for further details.

Rights of share classes

Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution.